INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES - Available-For-Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Other Income, Related to Compensation	$ 12,511
KLC Shares Retained	314,077	138,479
Investments in available for sale securities	17,474	559
Accumulated other comprehensive loss	$ (1,358)	$ (558)